Trade and Other Receivables (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and Other Receivables.
Trade receivables from non-related parties	€ 51,467,000	€ 26,802,000	€ 17,635,000
Contract assets	37,609,000	8,880,000	19,999,000	€ 843,000
Receivables from related parties	214,000	592,000
Other receivables	11,305,000	3,158,000	600,000
Trade and Other Receivables	€ 100,595,000	€ 39,432,000	€ 38,234,000